CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Total
Balance at Dec. 31, 2015	$ 1,284	$ 145,878	$ (46,230)	$ (130)	$ 100,802
Balance (shares) at Dec. 31, 2015	30,639,134
Comprehensive loss			(12,701)	185	(12,516)
Exercise of restricted share units	$ 1	(1)
Exercise of restricted share units (shares)	22,498
Share-based compensation (Note 5)		1,230			1,230
Balance at Jun. 30, 2016	$ 1,285	147,107	(58,931)	55	89,516
Balance (shares) at Jun. 30, 2016	30,661,632
Balance at Dec. 31, 2016	$ 1,561	204,052	(75,566)	(62)	$ 129,985
Balance (shares) at Dec. 31, 2016	37,167,791				37,167,791
Comprehensive loss			(30,771)	58	$ (30,713)
Exercise of warrants	$ 8	(8)
Exercise of warrants (shares)	191,793
Exercise of options and restricted share units	$ 3	142			145
Exercise of options and restricted share units (shares)	67,119
Share-based compensation (Note 5)		1,487			1,487
Balance at Jun. 30, 2017	$ 1,572	$ 205,673	$ (106,337)	$ (4)	$ 100,904
Balance (shares) at Jun. 30, 2017	37,426,703				37,426,703